Risk Management (Details) - Schedule of fair value of derivative instruments - Financial Derivative Contracts [Member] $ in Thousands	12 Months Ended
Dec. 31, 2022 CLP ($)
Credit risk [member]
Risk Management (Details) - Schedule of fair value of derivative instruments [Line Items]
Derivative Instruments (adjusted to market)	$ 3,000
Deposits	10,000
Loans	23,000
Financial investments
Total Exposure	$ 36,000
Credit risk [member] | Hong Kong [Member]
Risk Management (Details) - Schedule of fair value of derivative instruments [Line Items]
Classification	2
Derivative Instruments (adjusted to market)
Deposits	9,000
Loans	12,000
Financial investments
Total Exposure	$ 21,000
Credit risk [member] | Italy [Member]
Risk Management (Details) - Schedule of fair value of derivative instruments [Line Items]
Classification	2
Derivative Instruments (adjusted to market)
Deposits	1,000
Financial investments
Total Exposure	$ 1,000
Credit risk [member] | México [Member]
Risk Management (Details) - Schedule of fair value of derivative instruments [Line Items]
Classification	3
Derivative Instruments (adjusted to market)	$ 3,000
Deposits
Loans
Financial investments
Total Exposure	$ 3,000
Credit risk [member] | China [Member]
Risk Management (Details) - Schedule of fair value of derivative instruments [Line Items]
Classification	2
Deposits
Loans	11,000
Financial investments
Total Exposure	$ 11,000
Credit risk [member] | Banco Santander Hong Kong [Member]
Risk Management (Details) - Schedule of fair value of derivative instruments [Line Items]
Classification	2
Derivative Instruments (adjusted to market)
Deposits	9,000
Financial investments
Total Exposure	$ 9,000
Credit risk [member] | Banco Santander Mexico [Member]
Risk Management (Details) - Schedule of fair value of derivative instruments [Line Items]
Classification	3
Derivative Instruments (adjusted to market)	$ 3,000
Deposits
Financial investments
Total Exposure	$ 3,000
Credit risk [member] | Banco Santander EEUU [Member]
Risk Management (Details) - Schedule of fair value of derivative instruments [Line Items]
Classification	1
Derivative Instruments (adjusted to market)	$ 88,000
Deposits	250,000
Financial investments
Total Exposure	$ 338,000
Credit risk [member] | Santander UK [Member]
Risk Management (Details) - Schedule of fair value of derivative instruments [Line Items]
Classification	1
Derivative Instruments (adjusted to market)
Deposits	2,000
Financial investments
Total Exposure	$ 2,000
Credit risk [member] | Banco Santander España [Member]
Risk Management (Details) - Schedule of fair value of derivative instruments [Line Items]
Classification	1
Derivative Instruments (adjusted to market)	$ 225,000
Deposits	36,000
Financial investments
Total Exposure	261,000
Currency risk [member] | Banco Santander Hong Kong [Member]
Risk Management (Details) - Schedule of fair value of derivative instruments [Line Items]
Loans
Currency risk [member] | Banco Santander Mexico [Member]
Risk Management (Details) - Schedule of fair value of derivative instruments [Line Items]
Loans
Currency risk [member] | Banco Santander EEUU [Member]
Risk Management (Details) - Schedule of fair value of derivative instruments [Line Items]
Loans
Currency risk [member] | Santander UK [Member]
Risk Management (Details) - Schedule of fair value of derivative instruments [Line Items]
Loans
Currency risk [member] | Banco Santander España [Member]
Risk Management (Details) - Schedule of fair value of derivative instruments [Line Items]
Loans